Annual Fund Operating Expenses - Invesco BulletShares 2035 Municipal Bond ETF - Invesco BulletShares 2035 Municipal Bond ETF	Sep. 09, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.18%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.